BORROWINGS	12 Months Ended
Dec. 31, 2021
BORROWINGS
BORROWINGS

11.    BORROWINGS

	As of December 31,
	2020	2021

	(HK$ in thousands)
Borrowings from:
Banks (1)	5,182,620	6,357,405
Other financial institutions	300,198	—
Total	5,482,818	6,357,405

The Group obtained borrowings mainly to support its margin financing business. Those borrowings bear weighted average interest rates of 1.82% and 1.15% as of December 31, 2020 and 2021, respectively.

(1)

The Group has unused borrowing facilities of HK$3,285,909 thousand and HK$14,695,095 thousand from banks as of December 31, 2020 and 2021, respectively, which are uncommitted. These bank borrowings were pledged by margin clients’ shares as the primary source of credit risk mitigation of the lenders, and bear floating interest rates based on various benchmarks including Hong Kong Prime Rate, Hong Kong Interbank Offered Rate (“HIBOR”), CNH HIBOR, etc.